Adoption Of New And Amended Standards And Interpretations - Additional information (Detail) - Aircraft	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Text block [abstract]
Air crafts under lease	29	29	30
Average lease term	10 years